Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Parenthetical) (Detail) (Other [Member], Trading assets [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other [Member] | Trading assets [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Investments at fair value	$ 21	$ 31